RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2017
RELATED PARTY TRANSACTIONS
Schedule of amounts due to related parties, included in trade payables and accrued liabilities
	December 31, 2017	December 31, 2016
Directors and officers of the Company	42	2

Total	42	2

Schedule of key management compensation

	December 31, 2017	December 31, 2016	December 31, 2015
Geological consulting fees – expensed	35	6	72
Geological consulting fees – capitalized	178	44	94
Management fees – expensed	749	756	547
Salaries – expensed	128	103	77
Share-based payments	358	186	36

Total	1,448	1,095	826